Derivatives and Hedging Activities (Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance) (Details) (Cash Flow Hedging [Member], Interest Rate Swap [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss recognized in accumulated other comprehensive income from interest rate derivatives (effective portion)	$ (4,672)		$ (111)
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amount excluded from effectiveness testing)	(1)	[1]	0	[1]
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$ (940)		$ (13)

[1]	* The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring.